Significant Accounting Policies, Disaggregation of Revenue by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 34,771	$ 38,142
Voyage expenses	(19,977)	$ (17,732)
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	28,647
Voyage expenses	(19,741)
Total	8,906
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	6,124
Voyage expenses	(236)
Total	$ 5,888